Secured or Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Restricted Cash Long-Term Loan One CNY	Dec. 31, 2012 Restricted Cash Long-Term Loan Two CNY	Dec. 31, 2011 Jointly guaranteed by third party, company's computer and network equipment, Director and CEO and Director and COO Short Term Loan One CNY	Dec. 31, 2012 Jointly guaranteed by third party, company's computer and network equipment, Director and CEO and Director and COO Short Term Loan Six CNY	Dec. 31, 2012 Jointly guaranteed by third party, company's computer and network equipment, Director and CEO and Director and COO Short Term Loan Seven CNY	Dec. 31, 2011 Mr. Chen Sheng and Mr. Zhang Jun Short Term Loan Three CNY	Dec. 31, 2012 Mr. Chen Sheng and Mr. Zhang Jun Short Term Loan Eight CNY	Dec. 31, 2011 Third Party Guarantor Short Term Loan Two CNY	Dec. 31, 2012 Jointly guaranteed by third party and company's computer and network equipment Short Term Loan Five CNY	Dec. 31, 2012 Jointly guaranteed by Director and CEO, Director and COO and restricted cash Short Term Loan Nine CNY	Dec. 31, 2011 Unsecured Loans Short Term Loan Four CNY
Debt Instrument [Line Items]
Bank borrowings	$ 28,404	176,961	100,000			30,000	30,000	30,000	30,000	90,000	30,000	20,000	6,961	10,000
Long-term borrowings	$ 37,058	230,879		63,000	167,879